Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Financial Assets Designated at Fair Value Through Profit or Loss (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Fair value	R$ 286,646	R$ 273,536	R$ 218,805
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Gross carrying amount	1,232	1,670
Accumulated gain / (loss) reflected in income	37	76
Fair value	1,269	1,746
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Brazilian external debt bonds [Member]
Disclosure of financial assets designated as measured at fair value through profit or loss [Line Items]
Gross carrying amount	1,232	1,670
Accumulated gain / (loss) reflected in income	37	76
Fair value	R$ 1,269	R$ 1,746